Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 74,970,000	$ 43,405,000
Interest recognized	0
IRS
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	169,700,000
IRS | Research tax credit carryforward
Operating Loss Carryforwards [Line Items]
Research and development credits	12,200,000
State and local jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	77,100,000
State and local jurisdiction | Research tax credit carryforward
Operating Loss Carryforwards [Line Items]
Research and development credits	$ 6,100,000